SHARE CAPITAL (Narrative) (Details)	12 Months Ended
	Mar. 31, 2023 CAD ($) Share shares	Mar. 31, 2022 CAD ($) Share shares
Disclosure of classes of share capital [line items]
Number of shares issued	285,924	673,333
Number of share options exercised | Share	348,333	673,333
Carrying value of the options added to share capital | $	$ 214,133	$ 283,567
Number of share warrants exercised	0	4,256,064
Number of units issued for common shares for private placement	0	1,735,199
Number of shares issued for bought-deal prospectus and non-brokered private placement	0	6,348,864